UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-21852
                                   ------------


                        RIVERSOURCE RETIREMENT SERIES TRUST
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               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     4/30
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Date of reporting period:    4/30
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


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDER
RIVERSOURCE RETIREMENT SERIES TRUST

We have audited the accompanying statement of assets and liabilities of RiverSource Retirement Plus 2045 Fund (a series of RiverSource Retirement Series Trust) as of April 30, 2006. This financial statement is the responsibility of fund management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of cash by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of RiverSource Retirement Plus 2045 Fund as of April 30, 2006, in conformity with U.S. generally accepted accounting principles.

/s/  KPMG LLP
-------------
     KPMG LLP
     Minneapolis, Minnesota
     May 12, 2006

FINANCIAL STATEMENT

Statement of assets and liabilities

RiverSource Retirement Plus 2045 Fund (a series of RiverSource Retirement Series Trust)

April 30, 2006

ASSETS
Cash in bank on demand deposit                                                                           $100,000
------------------------------------------------------------------------------------------------------------------
Total assets                                                                                              100,000
------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest - $.01 par value (Note 1)                                                     $100
Additional paid-in capital                                                                                 99,900
------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to                                                           $100,000
outstanding shares
==================================================================================================================

Net assets applicable to outstanding shares:             Class Y                                         $100,000
Outstanding shares of beneficial interest:               Class Y shares                                    10,000
Net asset value per share:                               Class Y shares                                    $10.00
------------------------------------------------------------------------------------------------------------------

See accompanying notes to statement of assets and liabilities.

NOTES TO STATEMENT OF ASSETS AND LIABILITIES

RiverSource Retirement Plus 2045 Fund
(a series of RiverSource Retirement Series Trust)

1. ORGANIZATION

The Fund is a series of RiverSource Retirement Series Trust and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Retirement Plus 2045 Fund has unlimited authorized shares of beneficial interest. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for the Fund. This Fund is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045. On April 17, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) invested $100,000 (10,000 shares for Class Y), which represented the initial capital for Class Y at $10.00 per share. Other than this initial capital contribution, there were no other transactions in the Fund for the period from April 17, 2006 to April 30, 2006. Accordingly, a statement of operations has not been presented for the period ended April 30, 2006.

The Fund offers Class A and Class Y shares.

o Class A shares are sold with a front-end sales charge. This charge may be waived for qualifying institutional investors.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. EXPENSES

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at an annual rate of 0.02% of the Fund's average daily net assets.

A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

The Fund does not pay additional compensation to the board members. Compensation is paid directly from the affiliated underlying funds in which the Fund invests.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o    Class A $19.50
o    Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific class for the additional expense above the fee for Class Y.

The Transfer Agent may charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares.

The investment manager and its affiliates have contractual agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.49% for Class A and 0.22% for Class Y.

The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

3. FEDERAL TAXES

The Fund intends to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required. The Fund is treated as a separate entity for federal income tax purposes.

FUND EXPENSES EXAMPLE
(UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2006.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period. As of the Fund's fiscal year end, the Fund has not yet invested in any underlying fund. In the future, the Fund also will incur indirect expenses through investment in underlying funds.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RIVERSOURCE RETIREMENT PLUS 2045 FUND




--------------------------------------------------------------------------------------------------------------------------------
                                 Beginning account                           Expenses paid during the      Annualized expense
                                       value         Ending account value           period(a)                    ratio
                                   Nov. 1, 2005         April 30, 2006
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
--------------------------------------------------------------------------------------------------------------------------------
Actual(b)                               N/A                  N/A                       N/A                        N/A
--------------------------------------------------------------------------------------------------------------------------------
Hypothetical                          $1,000              $1,022.12                   $2.43                       .49%
(5% return before expenses)
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y
--------------------------------------------------------------------------------------------------------------------------------
Actual(b)                               N/A                  N/A                       N/A                        N/A
--------------------------------------------------------------------------------------------------------------------------------
Hypothetical                          $1,000              $1,023.44                   $1.09                       .22%
(5% return before expenses)
--------------------------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. Seed money was invested in the Fund on April 17, 2006. The Fund did not begin operations prior to April 30, 2006.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended April 30, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Retirement Series Trust were as follows:

                        2006 - None;                          2005 - None

(b) Audit - Related Fees. The fees paid for the years ended April 30, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Retirement Series Trust were as follows:

                        2006 - None;                          2005 - None

(c) Tax Fees. The fees paid for the years ended April 30, to KPMG LLP for tax compliance related services for RiverSource Retirement Series Trust were as follows:

                        2006 - None;                          2005 - None

(d) All Other Fees. The fees paid for the years ended April 30, to KPMG LLP for additional professional services rendered for RiverSource Retirement Series Trust were as follows:

                        2006 - None;                          2005 - None


(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2006 and 2005 were pre-approved by the audit committee.

(f)    Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended April 30, by the registrant for non-audit services to KPMG LLP were as follows:

                        2006 - None;                          2005 - None

       The fees paid for the years ended April 30, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2006 - None;                          2005 - None

(h) 100% of the services performed for item (g) above during 2006 and 2005 were pre-approved by the audit committee.

*Seed money was invested in the Fund on 4/17/06. The Fund did not begin operations prior to 4/30/06.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           RIVERSOURCE RETIREMENT SERIES TRUST


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 28, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          June 28, 2006